Income Taxes, Unrecognized tax benefits (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Apr. 30, 2010 Predecessor [Member]
Income tax contingency [Line Items]
Unrecognized tax benefits relating to uncertain tax positions	$ 441	$ 548	$ 483	$ 451
Unrecognized tax benefits [Abstract]
Balance, beginning of period	451	483	441	68
Additions for tax positions of current year	1	15	54	373
Additions for tax positions of prior years	16	50	7	41
Reductions for tax positions of prior years	(4)	0	(19)	(11)
Cash settlements	(23)	0	0	0
Effects of currency exchange rates	0	0	0	(3)
Discharge upon emergence from bankruptcy	0	0	0	(17)
Balance, at end of period	441	548	483	451
Increase in amount of unrecognized tax benefit as a result of tax principles applied to reorganization				$ 360
Description of interest and penalties accrued and recognized on uncertain tax positions	less than $1 million	$4 million	less than $1 million	less than $1 million